Property, Plant and Equipment, Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Goodwill and Intangible Assets [Abstract]
Components of property, plant and equipment, at cost, and the related accumulated depreciation [Table Text Block]
Property, Plant and Equipment—The components of property, plant and equipment, at cost, and the related accumulated depreciation are as follows at December 31:

Millions of dollars	Estimated Useful Life (years)			2022	2021
Land				$321	$334
Major manufacturing equipment	25			13,257	11,614
Buildings	30			2,280	1,228
Light equipment and instrumentation	5	-	20	3,528	3,347
Office furniture	15			22	24
Major turnarounds	4	-	7	1,732	1,652
Information system equipment	3	-	5	63	63
Construction in progress				2,521	4,120
Total property, plant and equipment				23,724	22,382
Less accumulated depreciation				(8,337)	(7,826)
Property, plant and equipment, net				$15,387	$14,556

Components of intangible assets, at cost, and the related amortization [Table Text Block]
Intangible Assets—The components of identifiable intangible assets, at cost, and the related accumulated amortization are as follows at December 31:

	2022			2021
Millions of dollars	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
Emission allowances	$771	$(513)	$258	$740	$(504)	$236
Various contracts	436	(364)	72	435	(357)	78
Customer relationships	297	(88)	209	303	(68)	235
Software costs	124	(46)	78	158	(81)	77
Other	283	(238)	45	296	(227)	69
Total intangible assets	$1,911	$(1,249)	$662	$1,932	$(1,237)	$695

Depreciation and amortization by major asset class [Table Text Block]
Depreciation and Amortization Expense—Depreciation and amortization expense is summarized as follows:

	Year Ended December 31,
Millions of dollars	2022	2021	2020
Property, plant and equipment	$1,033	$1,146	$1,143
PO Joint Ventures and Louisiana Joint Venture	155	156	72
Emission allowances	8	12	58
Various contracts	18	20	20
Customer relationships	19	20	20
Software costs	14	12	8
Other	20	27	64
Total depreciation and amortization	$1,267	$1,393	$1,385

Changes in asset retirement obligations [Table Text Block]
Asset Retirement Obligations—In certain cases, we are contractually obligated to decommission our plants upon site exit. In such cases, we have accrued the net present value of the estimated costs. The changes in our asset retirement obligations are as follows:

	Year Ended December 31,
Millions of dollars	2022	2021
Beginning balance	$62	$64
Liabilities incurred	249	—
Liabilities settled	(3)	(3)
Changes in estimates	3	3
Accretion expense	3	2
Divestiture	(6)	—
Effects of exchange rate changes	(3)	(4)
Ending balance	$305	$62

Schedule of Goodwill [Table Text Block]
Goodwill—The changes in the carrying amount of goodwill in each of the Company’s reportable segments for the years ended December 31, 2022 and 2021 were as follows:

Millions of dollars	O&P - Americas	O&P - EAI	I&D	APS	Technology	Total
December 31, 2020	$162	$142	$259	$1,379	$11	$1,953
Foreign currency translation adjustments	—	(33)	(34)	(8)	(3)	(78)
December 31, 2021	162	109	225	1,371	8	1,875
Acquisitions	—	—	—	6	—	6
Foreign currency translation adjustments	—	(23)	(24)	(7)	—	(54)
December 31, 2022	$162	$86	$201	$1,370	$8	$1,827